Note 19 - Income Taxes - Income Taxes Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Deferred tax expense	$ (5,038)	$ (5,577)
Total income tax expense	$ (5,038)	$ (5,577)